Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Advantage Income Funds and the Wells Fargo Advantage WealthBuilder PortfoliosSM of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Wells Fargo Advantage Income Funds and the Wells Fargo Advantage WealthBuilder Portfolios of the Trust contained in Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on October 2, 2006.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of October 2006.

Witness:	WELLS FARGO FUNDS TRUST

By: /s/ Johanne F. Castro	By: /s/ Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title Assistant Secretary	Assistant Secretary